Non-Current Liabilities - US Warrant Liability (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Schedule of US Warrant Non-Current Liabilities

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Opening balance	3,164,413	2,945,358
Exercising of warrants*	—	(1,277,028)
December 2018 warrants fair value at issue date	—	2,457,259
Fair value movements	(2,214,813)	(961,176)

Closing Balance	949,600	3,164,413

*	In September and October 2018, US investors exercised 419,733 warrants at an exercise price of US$ 2.50 each. Immutep received US$1.05 million (A$1.46 million) cash payment in total.

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed at the issue date and at June 30, 2020:

December 2018 warrants

Assumption	At issue date	At June 30, 2020	Rationale
Historic volatility	59.95%	72.04%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.49*	As per subscription agreement
Share price	US$2.21	US$1.08	Closing share price on valuation date from external market source
Risk-free interest rate	2.68%	0.16%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$0.8474 A$1.1814	US$0.1395 A$0.2033	Determined using Black-Scholes models with the inputs above
Fair value	A$2,457,259	A$422,789	Fair value of 2,080,000 warrants as at issue date and June 30, 2020
July 2017 warrants

Assumption	At issue date	At June 30, 2020	Rationale
Historic volatility	58.0%	72.04%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.49*	As per subscription agreement
Share price	US$2.17	US$1.08	Closing share price on valuation date from external market source
Risk-free interest rate	1.930%	0.18%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$1.0716 A$1.3962	US$0.2327 A$0.3391	Determined using Black-Scholes models with the inputs above
Fair value	A$2,755,375	A$526,811	Fair value of 1,973,451 warrants as at issue date and fair value of 1,553,718 warrants at June 30, 2020
*	Exercising price has been adjusted as per anti-dilution clause in the share purchase agreement.